Severance, acquisition and other costs (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2022	2021	2022	2021
Severance	(38)	(7)	(56)	(104)
Acquisition and other	(2)	—	3	8
Total severance, acquisition and other costs	(40)	(7)	(53)	(96)